Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing date of these financial statements and has disclosed that there are no such events that are material to the financial statements to be disclosed.

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing date of these financial statements and has disclosed that there are no such events that are material to the financial statements to be disclosed.